Lease - Schedule of Minimum Future Lease Payments (Details) - Jun. 30, 2026	USD ($)	CNY (¥)
Schedule of Minimum Future Lease Payments [Abstract]
2027	$ 287,097	¥ 1,947,980
2028	120,326	816,423
Total future lease payments	407,423	2,764,403
Less: Imputed interest	11,327	76,857
Total lease liability balance	$ 396,096	¥ 2,687,546